Condensed Consolidated Statement of Comprehensive Income (Unaudited) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit after tax	£ 600	£ 814
Movement in fair value reserve (debt instruments):
- Change in fair value	(29)	(12)
- Income statement transfers	39	8
- Taxation	(3)	1
Other comprehensive income, fair value reserve (debt instruments)	7	(3)
Cash flow hedges:
- Effective portion of changes in fair value	(412)	(1,187)
- Income statement transfers	72	1,112
- Taxation	95	21
Other comprehensive income, cash flow hedges, total	(245)	(54)
Net other comprehensive expense that may be reclassified to profit or loss subsequently	(238)	(57)
Pension remeasurement:
- Change in fair value	(159)	(160)
- Taxation	45	45
Pension remeasurement, total	(114)	(115)
Own credit adjustment:
- Change in fair value	(11)	(7)
- Taxation	3	2
Own credit adjustment, total	(8)	(5)
Net other comprehensive expense that will not be reclassified to profit or loss subsequently	(122)	(120)
Total other comprehensive expense net of tax	(360)	(177)
Total comprehensive income	240	637
Attributable to:
Equity holders of the parent	240	637
Total comprehensive income	£ 240	£ 637